Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Summary of Revenue Disaggregated by Service Type and Contract Type
Gas operating revenues on the Consolidated Statements of Income of both the Company and Southwest include revenue from contracts with customers, which is shown below disaggregated by customer type, and various categories of revenue:

	December 31,
(Thousands of dollars)	2018	2017	2016
Residential	$887,220	$857,204	$895,330
Small commercial	255,083	243,513	251,092
Large commercial	53,192	52,379	53,582
Industrial/other	23,489	22,026	19,753
Transportation	86,990	87,759	87,106
Revenue from contracts with customers	1,305,974	1,262,881	1,306,863
Alternative revenue program revenues (deferrals)	45,979	35,347	12,530
Other revenues (a)	5,775	4,080	2,019
Total Gas operating revenues	$1,357,728	$1,302,308	$1,321,412

(a)
Includes various other revenues, and during the first six months of 2018, included $12.5 million as a reserve against revenue associated with a tax reform savings adjustment. During the third quarter of 2018, amounts previously recognized were reclassified to the various categories of revenue from contracts with customers when incorporated in tariff rates.

The following tables display Centuri’s revenue from contracts with customers disaggregated by service type and contract type:

(Thousands of dollars)	December 31,
	2018	2017	2016
Service Types:
Gas infrastructure services	$1,123,682	$891,139	$914,970
Electric power infrastructure services	32,629	18,114	27,915
Other	365,974	337,231	196,193
Total Utility infrastructure services revenues	$1,522,285	$1,246,484	$1,139,078

(Thousands of dollars)	December 31,
	2018	2017	2016
Contract Types:
Master services agreement	$1,102,412	$885,513	$852,472
Bid contract	419,873	360,971	286,606
Total Utility infrastructure services revenues	$1,522,285	$1,246,484	$1,139,078

Unit priced contracts	$1,258,419	$968,856	$886,919
Fixed priced contracts	117,298	127,497	95,494
Time and materials contracts	146,568	150,131	156,665
Total Utility infrastructure services revenues	$1,522,285	$1,246,484	$1,139,078

Summary of Information about Receivables, Revenue Earned on Contracts in Progress in Excess of Billings, Which are Included Within Accounts Receivable, Net of Allowances, and Amounts Billed in Excess of Revenue Earned on Contracts
The following table provides information about contracts receivable and revenue earned on contracts in progress in excess of billings (contract assets), both of which are included within Accounts receivable, net of allowances, and amounts billed in excess of revenue earned on contracts (contract liabilities), which are included in Other current liabilities as of December 31, 2018 and December 31, 2017 on the Company’s Consolidated Balance Sheets:

(Thousands of dollars)	December 31, 2018	December 31, 2017
Contracts receivable, net	$186,249	$221,859
Revenue earned on contracts in progress in excess of billings	87,520	5,768
Amounts billed in excess of revenue earned on contracts	4,211	9,602

Schedule of Construction Services Contracts Receivable
services contracts receivable consists of the following:

(Thousands of dollars)	December 31, 2018	December 31, 2017
Billed on completed contracts and contracts in progress	$184,100	$219,298
Other receivables	2,588	2,622
Contracts receivable, gross	186,688	221,920
Allowance for doubtful accounts	(439)	(61)
Contracts receivable, net	$186,249	$221,859